BUSINESS COMBINATION (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Revenue	$ 107,220,059	$ 70,707,697	$ 295,180,352	$ 180,215,777	$ 261,425,813	$ 138,613,639	$ 51,879,903
Net income from continuing operations	24,501,862	18,752,774	68,376,819	49,462,486	74,206,529	57,545,832	15,691,032
Net income from discontinued operations						0	10,203,951
Total net income from continuing and discontinued operations	24,501,862	18,752,774	68,376,819	49,462,486	74,206,529	57,545,832	25,894,983
From continuing and discountinued operations Earning per share
From continuing and discontinued operations, Basic (in dollars per share)	$ 1.48	$ 1.52	$ 4.42	$ 4.23	$ 6.14	$ 6.95	$ 4.26
From continuing and discontinued operations, Diluted (in dollars per share)	$ 1.43	$ 1.44	$ 4.23	$ 3.96	$ 5.76	$ 6.19	$ 3.82
From continuing operations Earning per share
From continuing operations, Basic (in dollars per share)						$ 6.24	$ 2.58
From continuing operations, Diluted (in dollars per share)						$ 6.19	$ 2.31
From discontinued operations Earning per share
From discontinued operations, Basic (in dollars per share)						$ 0	$ 1.68
From discontinued operations, Diluted (in dollars per share)						$ 0	$ 1.51
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue						128,725,067	47,718,758
Net income from continuing operations						50,655,603	14,041,347
Net income from discontinued operations						0	10,203,951
Total net income from continuing and discontinued operations						$ 50,655,603	$ 24,245,298
From continuing and discountinued operations Earning per share
From continuing and discontinued operations, Basic (in dollars per share)						$ 6.11	$ 3.99
From continuing and discontinued operations, Diluted (in dollars per share)						$ 5.45	$ 3.58
From continuing operations Earning per share
From continuing operations, Basic (in dollars per share)						$ 6.11	$ 2.31
From continuing operations, Diluted (in dollars per share)						$ 5.45	$ 2.07
From discontinued operations Earning per share
From discontinued operations, Basic (in dollars per share)						$ 0	$ 1.68
From discontinued operations, Diluted (in dollars per share)						$ 0	$ 1.51